Borrowings - Assets of Affimed N.V. and Affimed GmbH recognized in the consolidated financial statements (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Book value
Intangible assets	€ 25	€ 58
Leasehold improvements and equipment	4,905	3,823
Inventories	463	628
Trade and other receivables	5,327
Investments	33,518	0
Other financial assets	851	0
Cash and cash equivalents	38,529	€ 190,286	€ 197,630	€ 146,854
Total	83,618
There of Assets Pledged
Book value
Intangible assets	25
Leasehold improvements and equipment	4,905
Inventories	463
Trade and other receivables	5,327
Investments	33,518
Other financial assets	851
Cash and cash equivalents	38,278
Total	€ 83,367